Financial Instruments and Fair Value Measurements (Details 1)	Dec. 31, 2015 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Fair value inputs level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Fair value inputs level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Fair value inputs level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap [Member] | Fair value inputs level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap [Member] | Fair value inputs level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap [Member] | Fair value inputs level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring